Trade and other receivables - Fair values of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Fair value through the income statement (held for trading)
Derivative financial instruments
Cross-currency interest rate swaps	€ 2,124	€ 2,489
Derivative instruments in designated hedge relationships
Derivative financial instruments
Cross-currency interest rate swaps	2,629	4,282
Interest rate swaps | Fair value through the income statement (held for trading)
Derivative financial instruments
Cross-currency interest rate swaps	1,610	2,248
Interest rate swaps | Derivative instruments in designated hedge relationships
Derivative financial instruments
Cross-currency interest rate swaps	191	212
Cross-currency interest rate swaps | Fair value through the income statement (held for trading)
Derivative financial instruments
Cross-currency interest rate swaps	445	126
Cross-currency interest rate swaps | Derivative instruments in designated hedge relationships
Derivative financial instruments
Cross-currency interest rate swaps	314	1,581
Options | Fair value through the income statement (held for trading)
Derivative financial instruments
Cross-currency interest rate swaps	25	12
Foreign exchange contracts | Fair value through the income statement (held for trading)
Derivative financial instruments
Cross-currency interest rate swaps	€ 44	€ 103